MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025
1
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.2%
Consumer Discretionary - 14.1%
15,000 Cracker Barrel Old Country Store,
Inc. $ 974,700
7,500 eBay, Inc. 506,100
55,000 El Pollo Loco Holdings, Inc.
(a)
652,850
12,500 H&R Block, Inc. 691,375
5,000 Johnson Outdoors, Inc., Class A 162,000
3,000 Mohawk Industries, Inc.
(a)
366,900
8,250 Williams-Sonoma, Inc. 1,743,803
5,097,728
Consumer Staples - 16.9%
15,000 Alico, Inc. 463,350
10,000 Archer-Daniels-Midland Co. 512,300
11,500 General Mills, Inc. 691,610
17,500 Kenvue, Inc. 372,575
4,500 Kimberly-Clark Corp. 584,865
15,000 Lamb Weston Holdings, Inc. 899,100
3,000 Target Corp. 413,730
10,000 The Estee Lauder Cos., Inc. 834,300
1,500 The Hershey Co. 223,875
2,750 The Procter & Gamble Co. 456,472
40,000 WK Kellogg Co. 663,600
6,115,777
Energy - 4.0%
10,500 ONEOK, Inc. 1,020,285
3,500 Phillips 66 412,545
1,432,830
Financials - 7.3%
12,000 Equitable Holdings, Inc. 653,040
13,500 Farmers National Banc Corp. 185,760
14,500 MetLife, Inc. 1,254,395
15,000 Old Republic International Corp. 548,700
2,641,895
Health Care - 13.8%
3,000 Abbott Laboratories 383,790
10,000 Baxter International, Inc. 325,600
10,000 Bristol-Myers Squibb Co. 589,500
12,500 Hologic, Inc.
(a)
901,750
10,500 Merck & Co., Inc. 1,037,610
10,250 Revvity, Inc. 1,292,832
4,000 Zimmer Biomet Holdings, Inc. 437,920
4,969,002
Industrials - 22.3%
4,000 Curtiss-Wright Corp. 1,387,760
7,000 Emerson Electric Co. 909,650
5,000 Fortune Brands Innovations, Inc. 358,350
2,500 Hubbell, Inc. 1,057,525
6,250 Lindsay Corp. 838,688
25,000 MillerKnoll, Inc. 561,000
4,200 Rockwell Automation, Inc. 1,169,406
10,500 The Gorman-Rupp Co. 402,990
6,500 Westinghouse Air Brake
Technologies Corp. 1,351,480
8,036,849
Information Technology - 13.9%
7,500 Cognizant Technology Solutions
Corp., Class A 619,575
10,000 Coherent Corp.
(a)
904,900
12,500 Corning, Inc. 651,000
3,000 F5, Inc.
(a)
891,780
17,500 Kulicke & Soffa Industries, Inc. 776,125
22,000 NetScout Systems, Inc.
(a)
524,480
Shares Security Description Value
Information Technology - 13.9% (continued)
3,500 Texas Instruments, Inc. $ 646,135
5,013,995
Materials - 3.1%
1,000 Air Products and Chemicals, Inc. 335,260
5,000 Newmont Corp. 213,600
5,000 PPG Industries, Inc. 576,900
1,125,760
Utilities - 0.8%
3,000 WEC Energy Group, Inc. 297,780
Total Common Stock (Cost $24,712,048) 34,731,616
Shares Security Description Value
Money Market Fund - 3.8%
1,377,863 First American
Treasury Obligations
Fund, Class X, 4.31%
(b)
(Cost $1,377,863) 1,377,863
Investments, at value - 100.0% (Cost $26,089,911) $ 36,109,479
Other Assets & Liabilities, Net - 0.0% 14,646
Net Assets - 100.0% $ 36,124,125
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of January 31, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 36,109,479
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 36,109,479

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025
2
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.